Share-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2020	Jun. 16, 2020	Jun. 25, 2019	Jun. 22, 2018
Weighted average grant date fair value of the share options	$ 3.10	$ 9.45	$ 4.78
Total intrinsic value of share options exercised	$ 33,356,308	$ 77,265,474	$ 0
Total unrecognized compensation expense	$ 25,260,125
Weighted average period for un recognized compensation costs to be recognized	1 year 3 days
Share-based Payment Arrangement, Expense	$ 26,690,970	$ 43,939,447	$ 60,805,483
IPO [Member]
Share-based Payment Arrangement, Expense	$ 46,458,472
Twenty Twenty equity incentive plan [Member]
Common stock reserved for future issuance				3,691,528
Employee award vesting rights percentage	25.00%
Employee award vesting requisite service period	4 years
Percentage of Ordinary Shares issued and outstanding	2.00%
Twenty Eighteen Share Incentive Plan [Member]
Common stock reserved for future issuance					15,000,000	15,000,000	11,733,506
Employee award vesting rights percentage	25.00%
Employee award vesting requisite service period	4 years